Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 9,562	$ 7,707	$ 5,255
Ending balance	12,409	9,562	7,707
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	22,715	18,115	16,946
Additions/Amortization	5,953	4,641	4,836
Disposals, Cost (Depreciation and impairment)	(3,834)	(64)	(3,620)
Exchange difference	(13)	23	(47)
Ending balance	24,821	22,715	18,115
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(13,153)	(10,408)	(11,691)
Additions/Amortization	3,103	2,815	2,215
Disposals, Cost (Depreciation and impairment)	3,834	64	3,468
Exchange difference	(10)	(6)	(30)
Ending balance	$ (12,412)	$ (13,153)	$ (10,408)